Investment in and advances to GLDH	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Other Investments
Investment in and advances to GLDH
18.	Investment in and advances to GLDH

Interim Agreement – 28 November 2018

On 28 November 2018, the Company entered into a binding interim agreement (the “Interim Agreement”) with GLDH, a private company incorporated under the laws of Delaware, and David Barakett (“Barakett”) whereby the Company agreed to acquire 100% of the issued and outstanding common shares of GLDH in connection with the issuance of convertible notes (the “Transaction”). GLDH holds a number of assets relating to the production and sale of cannabis products in the United States of America. The Transaction will be contingent upon the Company completing its due diligence.

The terms of the Interim Agreement include the following:

The Company shall issue to Barakett common shares of the Company (the “Earn Out Shares”) based on the CSE listed 5-day VWAP of the common shares of the Company and at the USD/CAD exchange rate at the close of market on 27 November 2018. The common shares of the Company had a 5-day VWAP of CAD$0.7439 at a USD/CAD exchange rate of 1.3296 and as a result the Company agreed to issue up to a maximum of 11,255,899 common shares with a maximum consideration of US$6,297,580 or CAD$8,373,263. Barakett will be eligible to receive Earn Out Shares for a period of 12 months on the following basis:

1.	upon GLDH obtaining all of (i) the Long Beach Recreational License; (ii) the San Diego Medical License; (iii) the San Diego Recreational License; and (iv) the San Diego State License (“Milestone I”), the issuance of Earn Out Shares to Barakett totalling 5,627,950 shares (50% of the total Earn Out Shares);
2.	upon GLDH achieving total attributable revenues of at least US$3,300,000 over a period of three consecutive months from each of the Long Beach dispensary, the San Diego dispensary and Las Vegas ShowGrow (“Milestone II”), the issuance of Earn Out Shares to Barakeet totalling 4,502,360 (40% of the total Earn Out Shares); and
3.	prior to the completion of Milestone I and Milestone II, and upon completion of a certain audit of GLDH showing no taxes outstanding or any unknown material liabilities for GLDH, the issuance of Earn Out Shares to Barakett totalling 1,125,589 shares (10% of the total Earn Out Shares).

Additionally, the Company made an investment into GLDH by way of a US$5,200,000 senior secured convertible note (the “Note”) bearing interest at a rate of 20% per annum to be repaid to the Company on 28 November 2020 unless converted by the Company in accordance with the agreement. The Note is secured by a general security agreement and a UCC-1 financing statement in all U.S. states where GLDH has assets. Barakett provided a personal guarantee to the Company for the Note.

In order for the Company to fund the Note:

1.	the Company entered into a loan agreement with Australis, whereby Australis provided the Company a two-year US$4,000,000 loan (Note 9); and
2.	Australis exercised 3,206,160 warrants at a price of CAD$0.50 per common share for aggregate proceeds of approximately US$1,200,000 converted using an exchange rate of 0.7518 (Note 11).

         Definitive Agreement (Superseding Interim Agreement)

         On 3 July 2019, the Company entered into the following agreements with GLDH and other third parties:

1.	a definitive asset purchase agreement (the “Purchase Agreement”) between the Company’s wholly owned subsidiary, NMG Long Beach, LLC (“NMG LB”), GLDH and Airport Collective, Inc. to acquire 100% ownership interest in GLDH’s Long Beach, California dispensary;
2.	a settlement agreement (“NMG SD Settlement Agreement”) between the Company and its subsidiaries, and GLDH and its subsidiaries, to acquire a 60% ownership interest in GLDH’s San Diego, California dispensary; and
3.	a lease assignment (the “Lease Assignment Agreement”) on the San Diego operation between the Company’s 60%-owned subsidiary, NMG San Diego, LLC (“NMG SD”), Green Road, LLC, Show Grow San Diego, LLC (“SGSD”), and SJJR LLC.

The Purchase Agreement, NMG SD Settlement Agreement and Lease Assignment agreement supersede the Interim Agreement and are subject to certain closing conditions including receipt of applicable licences.

1.	The Purchase Agreement was executed under the following terms:

The purchase price is USD$6,700,000 (the “Purchase Price”). The consideration under the Purchase Agreement includes the following on closing:

i The USD$5,200,000 Note is to be applied towards the Purchase Price; and

ii. USD$1,500,000 to be paid in common shares of the Company at a price of CAD$0.7439 per common share to a maximum of 2,681,006 common shares (the “Share Payment”) (issued) (Note 11) upon NMG LB receiving the transfer of all licenses, permits and BCC authorizations for NMG LB to conduct medical and adult-use commercial cannabis retail operations. The Share Payment is subject to reduction in the event there are undisclosed liabilities by GLDH and Airport Collective.

2.	The NMG SD Settlement Agreement’s consideration includes the following on closing:

i.	USD$500,000 to be paid in common shares (624,380 common shares issued) (Note 11) to SGSD at a share price equal to the maximum allowable discount pursuant to Canadian Securities Exchange policies, upon execution of the settlement agreement;

ii.	USD$750,000 to be paid in common shares to Barakett at a price of CAD$0.7439 per common share to a maximum of 1,340,502 Common Shares (the “DB Share Payment”) upon NMG SD receiving all licenses, permits and authorizations for NMG SD to conduct medical commercial cannabis retail operations. The DB Share Payment is subject to reduction whereby the reduction is tied to Barakett agreeing to pay the Company 40% of the NMG SD start-up costs; and

iii.	USD$750,000 to be paid in common shares to Barakett at a price of CAD$0.7439 per common share to a maximum of 1,340,502 common shares (the “DB Additional Shares Payment”) upon NMG SD receiving all licenses, permits and authorizations for NMG SD to conduct adult-use commercial cannabis retail operations. The DB Additional Shares Payment is subject reduction whereby the reduction is tied to Barakett agreeing to pay the Company 40% of the NMG SD start-up costs.

3.	The Lease Assignment Agreement was executed under the following terms:

The Company is required to issue cash and share payments totaling USD$2,283,765 to the landlord as follows:

i.	USD$750,000, payable in common shares (1,031,725 common shares issued) (Note 11) at a share price equal to the maximum allowable discount pursuant to Canadian Securities Exchange policies, upon execution of the assignment agreement;

ii.	USD$783,765, payable in cash, within 5 business days following execution of the assignment agreement (paid); and

iii.	USD$750,000, payable in cash, including interest at 5% per annum, upon receipt of the San Diego Conditional Use Permit allowing adult-use commercial cannabis retail operations.

Additionally:

1.	The Company is to provide a loan to GLDH in the amount of USD$200,000 at an interest rate of 12% per annum, accrued and compounded quarterly and due within 3 years (provided);

2.	The Company is to enter into a consulting agreement with Barakett through NMG LB to provide certain consulting and advisory services to NMG LB, agreeing to pay Barakett a total of USD$200,000 ($50,000 paid in fiscal 2019 and additional $90,000 paid during the period);

3.	The Company will forgive approximately USD$800,000 for prior operating loans advanced by the Company to GLDH; and;

4.	The Company licenses certain intellectual property from Green Light District Management, LLC and GLDH (collectively referred to as “Licensor”). The Licensor grants the Company a perpetual license to utilize its operational intellectual property consisting of customer data, sales data, customer outreach strategies standard operating procedures, and other proprietary operational intellectual property. Licensor grants the Company a license for 2 years to utilize intellectual property such as trademarks and branding (the “Branding IP”). As consideration for the licenses, the Company has agreed to utilize the Branding IP until 19 June 2021 at the Company’s premises and at the San Diego retail locations for a period of 2 years from operations commencing at that location. Additionally, the Company agreed to pay the Licensor 3% of gross receipts from sales at the Company’s premises.

The total investment in GLDH at 31 January 2020 and 31 July 2019 is as follows
	31 January 2020	31 July 2019

Opening balance	$7,373,036	$—
Note receivable	—	5,200,000
Share issuances	2,750,000	—
Interest income accrued on the Note	520,000	693,333
Advances for working capital	1,285,960	666,876
Lease Assignment Agreement payment	—	783,765
Foreign exchange	(42,617)	29,062
Ending balance	$11,886,379	$7,373,036

18.	Investment in and advances to GLDH

Interim Agreement – 28 November 2018

On 28 November 2018, the Company entered into a binding interim agreement (the “Interim Agreement”) with GLDH, a private company incorporated under the laws of Delaware, and David Barakett (“Barakett”) whereby the Company agreed to acquire 100% of the issued and outstanding common shares of GLDH in connection with the issuance of convertible notes (the “Transaction”). GLDH holds a number of assets relating to the production and sale of cannabis products in the United States of America. The Transaction will be contingent upon the Company completing its due diligence.

The terms of the Interim Agreement include the following:

The Company shall issue to Barakett common shares of the Company (the “Earn Out Shares”) based on the CSE listed 5-day VWAP of the common shares of the Company and at the USD/CAD exchange rate at the close of market on 27 November 2018. The common shares of the Company had a 5-day VWAP of CAD$0.7439 at a USD/CAD exchange rate of 1.3296 and as a result the Company agreed to issue up to a maximum of 11,255,899 common shares with a maximum consideration of US$6,297,580 or CAD$8,373,263. Barakett will be eligible to receive Earn Out Shares for a period of 12 months on the following basis:

1.	upon GLDH obtaining all of (i) the Long Beach Recreational License; (ii) the San Diego Medical License; (iii) the San Diego Recreational License; and (iv) the San Diego State License (“Milestone I”), the issuance of Earn Out Shares to Barakett totalling 5,627,950 shares (50% of the total Earn Out Shares);
2.	upon GLDH achieving total attributable revenues of at least US$3,300,000 over a period of three consecutive months from each of the Long Beach dispensary, the San Diego dispensary and Las Vegas ShowGrow (“Milestone II”), the issuance of Earn Out Shares to Barakeet totalling 4,502,360 (40% of the total Earn Out Shares); and
3.	prior to the completion of Milestone I and Milestone II, and upon completion of a certain audit of GLDH showing no taxes outstanding or any unknown material liabilities for GLDH, the issuance of Earn Out Shares to Barakett totalling 1,125,589 shares (10% of the total Earn Out Shares).

Additionally, the Company made an investment into GLDH by way of a US$5,200,000 senior secured convertible note (the “Note”) bearing interest at a rate of 20% per annum to be repaid to the Company on 28 November 2020 unless converted by the Company in accordance with the agreement. The Note is secured by a general security agreement and a UCC-1 financing statement in all U.S. states where GLDH has assets. Barakett provided a personal guarantee to the Company for the Note.

In order for the Company to fund the Note:

1.	the Company entered into a loan agreement with Australis, whereby Australis provided the Company a two-year US$4,000,000 loan (Note 9); and
2.	Australis exercised 3,206,160 common shares upon exercise of 3,206,160 warrants at a price of CAD$0.50 per common share for aggregate proceeds of approximately US$1,200,000 (Note 11).

Definitive Agreement (Superseding Interim Agreement)

On 3 July 2019, the Company entered into the following agreements with GLDH and other third parties:

1.	a definitive asset purchase agreement (the “Purchase Agreement”) between the Company’s wholly owned subsidiary, NMG Long Beach, LLC (“NMG LB”), GLDH and Airport Collective, Inc. to acquire 100% ownership interest in GLDH’s Long Beach, California dispensary;
2.	a settlement agreement (“NMG SD Settlement Agreement”) between the Company and its subsidiaries, and GLDH and its subsidiaries, to acquire a 60% ownership interest in GLDH’s San Diego, California dispensary; and
3.	a lease assignment (the “Lease Assignment Agreement”) on the San Diego operation between the Company’s 60%-owned subsidiary, NMG San Diego, LLC (“NMG SD”), Green Road, LLC, Show Grow San Diego, LLC (“SGSD”), and SJJR LLC.

The Purchase Agreement, NMG SD Settlement Agreement and Lease Assignment agreement supersede the Interim Agreement and are subject to certain closing conditions including receipt of applicable licences.

1.	The Purchase Agreement was executed under the following terms:

The purchase price is USD$6,700,000 (the “Purchase Price”). The consideration under the Purchase Agreement includes the following on closing:

i.	The USD$5,200,000 Note is to be applied towards the Purchase Price; and

ii.	USD$1,500,000 to be paid in common shares of the Company at a price of CAD$0.7439 per common share to a maximum of 2,681,006 common shares (the “Share Payment”) (issued subsequent to year end) (Note 21) upon NMG LB receiving the transfer of all licenses, permits and BCC authorizations for NMG LB to conduct medical and adult-use commercial cannabis retail operations. The Share Payment is subject to reduction in the event there are undisclosed liabilities by GLDH and Airport Collective.

2.	The NMG SD Settlement Agreement’s consideration includes the following on closing:

i.	USD$500,000 to be paid in common shares (issued subsequent to year end) (Note 21) to SGSD at a share price equal to the maximum allowable discount pursuant to Canadian Securities Exchange policies, upon execution of the settlement agreement;

ii.	USD$750,000 to be paid in common shares to Barakett at a price of CAD$0.7439 per common share to a maximum of 1,340,502 Common Shares (the “DB Share Payment”) upon NMG SD receiving all licenses, permits and authorizations for NMG SD to conduct medical commercial cannabis retail operations. The DB Share Payment is subject to reduction whereby the reduction is tied to Barakett agreeing to pay the Company 40% of the NMG SD start-up costs; and

iii.	USD$750,000 to be paid in common shares to Barakett at a price of CAD$0.7439 per common share to a maximum of 1,340,502 common shares (the “DB Additional Shares Payment”) upon NMG SD receiving all licenses, permits and authorizations for NMG SD to conduct adult-use commercial cannabis retail operations. The DB Additional Shares Payment is subject reduction whereby the reduction is tied to Barakett agreeing to pay the Company 40% of the NMG SD start-up costs.

3.	The Lease Assignment Agreement was executed under the following terms:

The Company is required to issue cash and share payments totaling USD$2,283,765 to the landlord as follows:

i.	USD$750,000, payable in common shares (issued subsequent to year end) (Note 21) at a share price equal to the maximum allowable discount pursuant to Canadian Securities Exchange policies, upon execution of the assignment agreement;

ii.	USD$783,765, payable in cash, within 5 business days following execution of the assignment agreement (paid); and

iii.	USD$750,000, payable in cash, including interest at 5% per annum, upon receipt of the San Diego Conditional Use Permit allowing adult-use commercial cannabis retail operations.

Additionally:

1.	The Company is to provide a loan to GLDH in the amount of USD$200,000 at an interest rate of 12% per annum, accrued and compounded quarterly and due within 3 years (provided subsequent to year end);

2.	The Company is to enter into a consulting agreement with Barakett through NMG LB to provide certain consulting and advisory services to NMG LB, agreeing to pay Barakett a total of USD$200,000 ($50,000 paid in fiscal 2019 and additional $90,000 paid subsequent to year end);

3.	The Company will forgive approximately USD$800,000 for prior operating loans advanced by the Company to GLDH; and;

4.

The Company licenses certain intellectual property from Green Light District Management, LLC and GLDH (collectively referred to as “Licensor”). The Licensor grants the Company a perpetual license to utilize its operational intellectual property consisting of customer data, sales data, customer outreach strategies standard operating procedures, and other proprietary operational intellectual property. Licensor grants the Company a license for 2 years to utilize intellectual property such as trademarks and branding (the “Branding IP”). As consideration for the licenses, the Company has agreed to utilize the Branding IP until 19 June 2021 at the Company’s premises and at the San Diego retail locations for a period of 2 years from operations commencing at that location. Additionally, the Company agreed to pay the Licensor 3% of gross receipts from sales at the Company’s Long Beach location premises on a monthly basis for only the first twelve months of the term of the license agreement.

The total investment in GLDH at 31 July 2019 is as follows:

31 July 2019

Note receivable	$5,200,000
Interest income accrued on the Note	693,333
Advances for working capital	666,876
Lease Assignment Agreement payment	783,765
Foreign exchange	29,062

Total	$7,373,036